Other Non-Current Assets, Net (Details) $ in Thousands, ¥ in Millions	9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Other Non-Current Assets, Net [Abstract]
Payments of infrastructure	$ 5,500	¥ 38.9
Amortization, term	3 years	3 years
Amortization expense	$ 897